TAXES ON INCOME (Tables)	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Tax Provisions to the Domestic and Effective Tax Rate

	Year ended December 31,
	2022	2021	2020
Income (loss) before taxes on income (tax benefit) from continued operations reported in the statements of income	$(1,648)	$(4,575)	$(4,816)

Statutory tax rate in Israel	23%	23%	23%

Theoretical taxes on income (tax benefit)	$(379)	$(1,052)	$(1,108)

Increase (decrease) in taxes on income resulting from:
Tax adjustment for foreign subsidiaries subject to a different tax rate	(13)	75	50
Reduced tax rate on income derived from "Preferred Enterprises" plans	(48)	149	580
Earnings from foreign subsidiaries (1)	-	-	(2,338)
Deferred tax assets from discontinued operation profit (loss)	-	98	(138)
Reduced deferred tax asset from expecting utilization of carryforward losses	-	-	1,984
Tax in respect of prior years	59	24	(345)
Temporary differences for which no deferred taxes were recorded	238	-	(377)
Permanent differences	77	71	24
Other adjustments	164	(27)	151
Taxes on income (tax benefit) as reported in the statements of income	$98	$(662)	$(1,517)

Schedule of Income (Loss) from Continuing Operations Before Income Tax Domestic and Foreign

	Year ended December 31,
	2022	2021	2020

Domestic (Israel)	$(1,201)	$(5,139)	$(4,499)
Foreign (United States)	(447)	564	(317)

	$(1,648)	$(4,575)	$(4,816)
	Year ended December 31,
	2022	2021	2020
Current:
Domestic (Israel)	$-	$-	$-
Foreign (United States)	-	-	-

	-	-	-
Deferred:
Domestic (Israel)	268	(579)	(683)
Foreign (United States)	(111)	(107)	(489)

	157	(686)	(1,172)
Previous years:
Domestic (Israel)	-	-	(134)
Foreign (United States)	(59)	24	(211)

	-	-	(345)

	$98	$(662)	$(1,517)

Schedule of Components of Income Tax Provision
	December 31,
	2022	2021
Deferred tax assets:
Provision for current expected credit losses	$-	$95
Provisions for employee benefits	378	495
Inventory	1,288	1,212
Capital tax losses carryforward	2,475	3,500
Net operating losses carryforward	4,040	3,084
Other	475	326
Deferred tax assets, before valuation allowance	$8,656	$8,712
Valuation allowance	(5,202)	(5,484)
Deferred tax assets, net	$3,454	$3,228

Deferred tax liabilities:
Property, plant and equipment	(1,884)	(1,542)
Intangible assets	(341)	(434)
Other temporary differences deferred tax liabilities	-	-
Deferred tax liabilities	$(2,225)	$(1,976)

Net	$1,229	$1,252

Schedule of Deferred Tax Assets and Liabilities

Balance, December 31, 2019	$3,500
Additions during the year	1,984
Balance, December 31,2020	$5,484
Additions during the year	-
Balance, December 31,2021	$5,484
Additions during the year	(282)
Balance, December 31,2022	$5,202